Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Material income and expense [abstract]
Net foreign exchange gain		$ 224
Payroll tax rebate			$ 7
Subsidies and grants	$ 9	685	130
Gain on legal settlement		8,411
Reimbursement of expenses	25	8	17
Research and development rebate	1,431	2,200	8,409
Other sundry income		1,461
Other income	$ 1,465	$ 12,989	$ 8,563